Share-Based Compensation	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

7. Share-Based Compensation

In April 2020, the Company adopted the 2020 Omnibus Equity Incentive Plan (the “Plan”). On January 1, 2024, the total number of shares authorized under the Plan increased to 137,260. There was one share available for issuance under the Plan as of June 30, 2024. The Plan increases the amount of shares issuable under the Plan by four percent of the outstanding shares of common stock at each January 1, each year. The Plan permits the granting of share-based awards, including stock options, restricted stock units and awards, stock appreciation rights and other types of awards as deemed appropriate, in each case, in accordance with the terms of the Plan. The terms of the awards are determined by the Company’s Board of Directors.

Restricted stock units and awards

On January 1, 2024, 73,440 restricted stock units (“RSUs”) and 63,819 restricted stock awards (“RSAs”) were granted, 100% of which vest on January 1, 2025. Any unvested RSUs or RSAs will be forfeited upon termination of services. The fair value of an RSU or RSA is equal to the fair market value of the Company’s common stock on the date of grant. RSU and RSA expense is amortized straight-line over the vesting period.

The Company recorded share-based compensation expense associated with the RSUs and RSAs in its accompanying unaudited interim consolidated statements of operations as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2024	2023	2024	2023
Research and development	$28,268	$24,554	$81,089	$102,807
General and administrative	32,127	25,451	89,706	95,813
	$60,395	$50,005	$170,795	$198,620

The following table summarizes RSU activity under the Plan:

		Weighted
		Average Grant
	RSU	Date Fair Value
Unvested balance at October 1, 2023	2,326	$21.78
Granted	73,440	$1.76
Vested	(2,326)	$21.78
Unvested balance at June 30, 2024	73,440	$1.76

As of June 30, 2024, total unrecognized compensation expense relating to unvested RSUs granted was $0.1 million which is expected to be recognized over a weighted-average period of 0.5 years.

The following table summarizes RSA activity under the Plan:

		Weighted
		Average Grant
	RSA	Date Fair Value
Unvested balance at October 1, 2023	5,514	$28.27
Granted	63,819	$1.76
Vested	(5,514)	$28.27
Unvested balance at June 30, 2024	63,819	$1.76

As of June 30, 2024, total unrecognized compensation expense relating to unvested RSAs granted was $0.1 million which is expected to be recognized over a weighted-average period of 0.5 years.

8. Share-Based Compensation

In April 2020, the Company adopted the 2020 Omnibus Equity Incentive Plan (the “Plan”). On January 1, 2023, the total number of shares authorized under the Plan increased to 14,480. There were 14,480 shares available for issuance under the Plan as of September 30, 2023. The Plan increases the amount of shares issuable under the Plan by four percent of the outstanding shares of common stock at each January 1, each year. The Plan permits the granting of share-based awards, including stock options, restricted stock units and awards, stock appreciation rights and other types of awards as deemed appropriate, in each case, in accordance with the terms of the Plan. The terms of the awards are determined by the Company’s Board of Directors.

Sonnet BioTherapeutics Holdings, Inc.

Notes to Consolidated Financial Statements

Restricted stock units and awards

In July of 2020, 2,115 restricted stock units (“RSUs”) were granted, 50% of which vested on April 2, 2021 and the remaining 50% vested on April 2, 2022. In March of 2021, an additional 152 RSUs were granted, 50% of which vested on March 25, 2022 and the remaining 50% vested on March 25, 2023. In December of 2021, 2,103 RSUs were granted, 100% of which vested on January 1, 2023. In December of 2022, 7,840 RSUs were granted, 100% of which vest on January 1, 2024.

In January 2023, 5,514 of the RSUs granted in December 2022 were cancelled and subsequently reissued as restricted shares of the Company’s common stock (“Restricted Stock Awards” or “RSAs”). The RSAs have the same vesting conditions as the original RSUs issued in December 2022. The Company accounted for this as a stock compensation modification resulting in $38,837 of incremental expense which will be recognized over the remaining vesting period.

Any unvested RSUs or RSAs will be forfeited upon termination of services. The fair value of an RSU or RSA is equal to the fair market value of the Company’s common stock on the date of grant. RSU and RSA expense is amortized straight-line over the vesting period.

The Company recorded share-based compensation expense associated with the RSUs and RSAs in its accompanying consolidated statements of operations as follows:

	Years ended September 30,
	2023	2022
Research and development	$121,265	$437,921
General and administrative	127,361	438,447
	$248,626	$876,368

The following table summarizes RSU activity under the Plan:

		Weighted
		Average Grant
	RSU	Date Fair Value
Unvested balance at October 1, 2021	1,179	$1,068.32
Granted	2,103	$155.54
Vested	(1,096)	$1,091.20
Forfeited	(24)	$1,118.04
Unvested balance at October 1, 2022	2,162	$175.56
Granted	7,840	$21.47
Vested	(2,162)	$12.55
Forfeited	(5,514)	$21.34
Unvested balance at September 30, 2023	2,326	$21.78

As of September 30, 2023, total unrecognized compensation expense relating to unvested RSUs granted was $12,194, which is expected to be recognized over a weighted-average period of three months.

The following table summarizes RSA activity under the Plan:

		Weighted
		Average Grant
	RSA	Date Fair Value
Unvested balance at October 1, 2022	—	—
Granted	5,514	$28.27
Unvested balance at September 30, 2023	5,514	$28.27

As of September 30, 2023, total unrecognized compensation expense relating to unvested RSAs granted was $37,812, which is expected to be recognized over a weighted-average period of three months.

Sonnet BioTherapeutics Holdings, Inc.

Notes to Consolidated Financial Statements